REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule of Revenues within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 14,052	$ 14,712	$ 7,066
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,860	11,450	5,642
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,984	1,493	300
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,178	571	440
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,147	923	376
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 883	$ 275	$ 308